Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net Loss Per Common Share Antidilutive Securities Excluded From Computation Of Earnings Per Share 1		$ 1,348,975
Net Loss Per Common Share Antidilutive Securities Excluded From Computation Of Earnings Per Share 2		358,579
Net Loss Per Common Share Antidilutive Securities Excluded From Computation Of Earnings Per Share 3		0
Net Loss Per Common Share Antidilutive Securities Excluded From Computation Of Earnings Per Share 4		75,000
Net Loss Per Common Share Antidilutive Securities Excluded From Computation Of Earnings Per Share 5		1,585,401
Net Loss Per Common Share Antidilutive Securities Excluded From Computation Of Earnings Per Share 6		1,383,567
Net Loss Per Common Share Antidilutive Securities Excluded From Computation Of Earnings Per Share 7		933,333
Net Loss Per Common Share Antidilutive Securities Excluded From Computation Of Earnings Per Share 8		933,333
Net Loss Per Common Share Antidilutive Securities Excluded From Computation Of Earnings Per Share 9		1,048,907
Net Loss Per Common Share Antidilutive Securities Excluded From Computation Of Earnings Per Share 10		1,368,907
Net Loss Per Common Share Antidilutive Securities Excluded From Computation Of Earnings Per Share 11		250,000
Net Loss Per Common Share Antidilutive Securities Excluded From Computation Of Earnings Per Share 12		0
Net Loss Per Common Share Antidilutive Securities Excluded From Computation Of Earnings Per Share 13		5,166,616
Net Loss Per Common Share Antidilutive Securities Excluded From Computation Of Earnings Per Share 14		4,119,386
Private Financing, August 2012 Antidilutive Securities Excluded From Computation Of Earnings Per Share 1	1,367,063
Private Financing, August 2012 Antidilutive Securities Excluded From Computation Of Earnings Per Share 2	361,912
Private Financing, August 2012 Antidilutive Securities Excluded From Computation Of Earnings Per Share 3	0
Private Financing, August 2012 Antidilutive Securities Excluded From Computation Of Earnings Per Share 4	75,000
Private Financing, August 2012 Antidilutive Securities Excluded From Computation Of Earnings Per Share 5	1,584,501
Private Financing, August 2012 Antidilutive Securities Excluded From Computation Of Earnings Per Share 6	1,579,634
Private Financing, August 2012 Antidilutive Securities Excluded From Computation Of Earnings Per Share 7	933,333
Private Financing, August 2012 Antidilutive Securities Excluded From Computation Of Earnings Per Share 8	933,333
Private Financing, August 2012 Antidilutive Securities Excluded From Computation Of Earnings Per Share 9	0
Private Financing, August 2012 Antidilutive Securities Excluded From Computation Of Earnings Per Share 10	1,368,907
Private Financing, August 2012 Antidilutive Securities Excluded From Computation Of Earnings Per Share 11	250,000
Private Financing, August 2012 Antidilutive Securities Excluded From Computation Of Earnings Per Share 12	0
Private Financing, August 2012 Antidilutive Securities Excluded From Computation Of Earnings Per Share 13	2,030,835
Private Financing, August 2012 Antidilutive Securities Excluded From Computation Of Earnings Per Share 14	0
Private Financing, August 2012 Antidilutive Securities Excluded From Computation Of Earnings Per Share 15	6,165,733
Private Financing, August 2012 Antidilutive Securities Excluded From Computation Of Earnings Per Share 16	$ 4,318,786